Insurance Contracts - Summary of Insurance Contracts for General Account (Detail) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of insurance contracts for general account [Line Items]
- Unearned premiums and unexpired risks	€ 6,181	€ 6,548
- Outstanding claims	1,683	2,247
- Incurred but not reported claims	460	816
Incoming reinsurance	3,901	4,120
Liabilities under insurance contracts and reinsurance contracts issued	87,309	124,422
Non-Life insurance [member]
Disclosure of insurance contracts for general account [Line Items]
Liabilities under insurance contracts and reinsurance contracts issued	8,324	9,611	€ 9,118
Non-Life insurance [member] | Accident and health insurance [member]
Disclosure of insurance contracts for general account [Line Items]
Liabilities under insurance contracts and reinsurance contracts issued	8,324	9,374
Non-Life insurance [member] | General insurance [member]
Disclosure of insurance contracts for general account [Line Items]
Liabilities under insurance contracts and reinsurance contracts issued	0	237
Life insurance general account [member]
Disclosure of insurance contracts for general account [Line Items]
Liabilities under insurance contracts and reinsurance contracts issued	€ 75,084	€ 110,691	€ 109,062